Variable Interest Entities and Other Consolidation Matters (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of consolidated financial statements
	December 31, 2020	December 31, 2019
ASSETS
Cash and cash equivalents	$6,717,940	$7,739,422
Accounts receivable	10,321,837	5,078,419
Due from Zhongchao Inc.*	108,518	-
Other current assets	2,167,706	1,692,928
Investment in a limited partnership	1,258,787	-
Property and equipment, net	1,997,761	1,889,973
Other noncurrent assets	1,491,321	1,338,708
Total Assets	$24,063,870	$17,739,450

LIABILITIES
Advances from customers	$6,760	$73,962
Deferred income	-	323,192
Income tax payable	1,523,175	897,892
Operating lease liabilities	62,160	251,582
Due to Zhongchao Inc.*	748,630	-
Other current liabilities	1,389,860	852,398
Total Liabilities	$3,730,585	$2,399,026
	For the years ended December 31,
	2020	2019	2018
Revenues	$17,989,788	$14,882,763	$12,865,870
Income from Operations	$4,525,855	$3,642,265	$3,274,647
Net Income	$4,484,029	$4,000,620	$3,001,489

* The balances due from/to Zhongchao Inc., are eliminated on consolidation.